Shareholder Report, Holdings (Details)	Jun. 30, 2024
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Consumer Non Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund | Consumer Cyclical Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
USCF Gold Strategy Plus Income Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
USCF Sustainable Battery Metals Strategy Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
USCF Sustainable Battery Metals Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.10%)
USCF Sustainable Battery Metals Strategy Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
USCF Sustainable Battery Metals Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
USCF Sustainable Battery Metals Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
USCF Energy Commodity Strategy Absolute Return Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	70.80%
USCF Energy Commodity Strategy Absolute Return Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
USCF Sustainable Commodity Strategy Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
USCF Sustainable Commodity Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)
USCF Sustainable Commodity Strategy Fund | Basic Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
USCF Sustainable Commodity Strategy Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
USCF Sustainable Commodity Strategy Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
USCF Sustainable Commodity Strategy Fund | Investment Company Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
USCF Sustainable Commodity Strategy Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
USCF Sustainable Commodity Strategy Fund | Financial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
USCF Aluminum Strategy Fund | U S Treasury Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.60%
USCF Aluminum Strategy Fund | Commodity Derivatives Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
USCF Midstream Energy Income Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
USCF Midstream Energy Income Fund | Money Market Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%